INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost:
Intangible assets, gross	$ 5,252	$ 5,252
Less accumulated amortization	1,536	789
Intangible assets, net	3,716	4,463
Amortization expense	747	636	$ 153
Technology-Based Intangible Assets [Member]
Cost:
Intangible assets, gross	$ 5,252	$ 5,252